Cash, cash equivalents, and restricted cash	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash, cash equivalents, and restricted cash
5.	Cash, cash equivalents, and restricted cash
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the unaudited Condensed Consolidated Balance Sheets to the unaudited Condensed Consolidated Statements of Cash Flows (
in thousands
):

	June 30, 2021	December 31, 2020
Cash and cash equivalents	$14,718	$29,265
Restricted cash included in Other current assets	270	270
Restricted cash included in Other assets	1,147	1,147

Total Cash, Cash Equivalents, and Restricted Cash shown in the Condensed Consolidated Statements of Cash Flows	$16,135	$30,682

Amounts included in restricted cash represent amounts required to be set aside by contractual agreement. Restricted cash consists of cash collateralized letters of credit in support of our corporate office leases. Restricted cash amounts for contractual obligations with an expected duration of greater than one year are included within other assets.

5. Cash, cash equivalents, and restricted cash
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets to the Consolidated Statements of Cash Flows.

	December 31
	2020	2019	2018
Cash and cash equivalents	$29,265	$25,044	$23,278
Restricted cash included in Other current assets	270	412	—
Restricted cash included in Other assets	1,147	2,440	2,877

Total Cash, Cash Equivalents and Restricted Cash shown in the Consolidated Statements of Cash Flows	$30,682	$27,896	$26,155

Amounts included in restricted cash represent amounts required to be set aside by contractual agreement. Restricted cash consists of cash collateralized letters of credit in support of our corporate office leases. Restricted cash amounts for contractual obligations with an expected duration of greater than one year are included within other assets.